UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 4

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	4/30/2014

Date of reporting period:	1/31/2014

Item 1. Schedule of Investments

Prudential Muni High Income Fund

Schedule of Investments

as of January 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 97.9%

Alabama 0.8%
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A	5.000%	10/01/44	500	$486,960
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A	5.250%	10/01/48	500	492,115
Phenix City Indl. Dev. Brd. Envir. Impt. Rev., MeadWestvaco Coated Brd. Proj., Ser. A, AMT, Rfdg.	4.125%	05/15/35	1,000	781,240
Selma Indl. Dev. Brd. Rev., Gulf Opp. Zone, Intl. Paper Co., Ser. A	5.800%	05/01/34	1,000	1,050,610
Selma Indl. Dev. Brd. Rev., Gulf Opp. Zone, Intl. Paper Co., Ser. A	6.250%	11/01/33	1,750	1,926,750

				4,737,675

Arizona 3.5%
Maricopa Cnty. Poll. Ctrl. Corp. Rev., El Paso Elec. Co., Ser. B	7.250%	04/01/40	1,500	1,674,975
Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr. Co.	4.000%	09/01/29	3,000	2,769,720
Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr. Co.	5.750%	09/01/29	3,500	3,578,750
Pinal Cnty. Indl. Dev. Auth., Correct. Facs. Rev., Florence West Prison Proj., Ser. A, ACA	5.250%	10/01/19	3,135	3,297,863
Salt Verde Fin. Corp. Gas Rev., Sr. Bonds	5.000%	12/01/32	4,000	4,098,200
Salt Verde Fin. Corp. Gas Rev., Sr. Bonds	5.000%	12/01/37	5,315	5,366,449
Tempe AZ Indl. Dev. Auth. Rev., Friendship Vlg., Ser. A, Rfdg.	6.250%	12/01/42	1,000	1,007,580

				21,793,537

California 11.0%
ABAG Fin. Auth. for Nonprofit Corp. Rev., Episcopal Senior Cmnty., Rfdg.	6.125%	07/01/41	775	829,428
California Cnty. Tob. Securitization Agcy., Rev., Conv., CABS (Converted to Fixed on 12/01/10)	5.250%	06/01/21	3,215	3,179,153
California Cnty. Tob. Securitization Agcy., Rev., Conv., CABS, Ser. B (Converted to Fixed on 12/01/08)	5.100%	06/01/28	1,750	1,519,910
California Hlth. Facs. Fin. Auth. Rev., St. Joseph Hlth. Sys., Ser. A	5.750%	07/01/39	1,770	1,983,462
California Hlth. Facs. Fin. Auth. Rev., Stanford Hosp., Ser. A-3, Rfdg.	5.500%	11/15/40	750	817,793
California Poll. Ctrl. Fin. Auth. Rev., Wtr. Facs., Amer. Wtr. Cap. Corp. Proj., 144A	5.250%	08/01/40	500	507,140
California St., Var. Purp., GO	5.500%	11/01/39	1,000	1,103,840
California St., Var. Purp., GO	6.000%	04/01/38	3,500	4,015,165
California St., Var. Purp., GO	6.000%	11/01/39	1,500	1,743,705
California St. Mun. Fin. Auth. Chrt. Sch. Rev., Partnerships Uplift Cmnty. Proj. Ser. A	5.250%	08/01/42	1,380	1,149,747
California St. Pub. Wks. Brd. Lease Rev., Judicial Council Proj., Ser. D	5.000%	12/01/31	1,000	1,063,860
California St. Pub. Wks. Brd. Lease Rev., Various Cap. Proj., Ser. G-1	5.750%	10/01/30	750	829,118
California St. Pub. Wks. Brd. Lease Rev., Various Cap. Proj., Ser. I-1	6.375%	11/01/34	750	868,418
California Statewide Cmntys. Dev. Auth. Rev., Cottage Hlth. Oblig. Grp.	5.000%	11/01/40	2,000	2,024,980
California Statewide Cmntys. Dev. Auth. Rev., Sch. Fac., Aspire Pub. Sch.	6.000%	07/01/30	995	981,667
California Statewide Cmntys. Dev. Auth. Rev., Sr. Living Southn. Calif. Presbyterian Homes	7.250%	11/15/41	500	547,745

Golden St. Tob. Secur. Corp. Tob. Settlement Rev., Asset Bkd., Ser. A	5.000%	06/01/45	1,000	976,720
Golden St. Tob. Secur. Corp. Tob. Settlement Rev., Asset Bkd., Ser. A-2, CABS (Converted to Fixed on 12/01/12)	5.300%	06/01/37	5,000	3,769,350
Golden St. Tob. Secur. Corp. Tob. Settlement Rev., Asset Bkd., Sr., Ser. A-1	4.500%	06/01/27	5,745	4,923,408
Golden St. Tob. Secur. Corp. Tob. Settlement Rev., Asset Bkd., Sr., Ser. A-1	5.750%	06/01/47	6,515	5,124,699
Lake Elsinore Spl. Tax Cmnty. Facs., Dist.-2-Area A, Ser. A	5.450%	09/01/36	1,470	1,427,194
Lincoln Pub. Fing., Auth. Rev., Twelve Bridges Sub., Ser. B	6.000%	09/02/27	1,000	1,028,740
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.000%	11/15/35	2,980	3,035,488
Los Angeles Regional Arpts. Impt. Corp. Lse. Rev., American Airlines, Inc., Ser. B, AMT	7.500%	12/01/24	3,000	3,037,230
M-S-R Energy Auth. Calif., Ser. A	6.500%	11/01/39	2,000	2,441,580
M-S-R Energy Auth. Calif., Ser. A	7.000%	11/01/34	1,650	2,110,928
May Farms Cmnty. Facs. Dist., Spec. Tax, No. 01- 2, Avalon, Ser. A	6.250%	09/01/23	2,865	2,892,762
Palomar Pomerado Healthcare Dist. Calif., COP	6.000%	11/01/41	1,800	1,724,868
Port of Oakland, Ser. O, AMT, Rfdg.	5.125%	05/01/31	1,000	1,050,220
Riverside Cnty. Calif. Redev. Agcy. Tax. Alloc. Intst. 215 Corridor, Ser. E	6.500%	10/01/40	2,000	2,141,240
San Buenaventura Calif. Rev., Cmnty. Mem. Hlth. Sys.	7.500%	12/01/41	1,000	1,118,370
San Buenaventura Calif. Rev., Cmnty. Mem. Hlth. Sys.	8.000%	12/01/26	500	600,320
San Francisco City & Cnty. Arpts. Second Ser., Ser. C, AMT, Rfdg.	5.000%	05/01/25	1,000	1,095,290
Santa Margarita Wtr. Dist. Spl. Tax, Ser. 2013-1	5.625%	09/01/36	675	689,756
South Bayside Wste. Mgmt. Auth. Calif., Ser. A	6.000%	09/01/36	500	533,340
Tob. Securitization Auth. Northern Calif. Rev., Asset Bkd. Bonds, Ser. A	4.750%	06/01/23	4,260	3,956,731
Wm S. Hart Unif. High Sch. Dist., Spl. Tax Cmnty. Fac. Dist. No. 2005-1	5.300%	09/01/36	1,000	983,150

				67,826,515

Colorado 1.6%
Colorado Hlth. Facs. Auth. Rev., Christian Living Cmntys. Proj., Ser. A	5.750%	01/01/37	1,500	1,504,890
Colorado Hlth. Facs. Auth. Rev., Christian Living Cmntys., Rfdg.	5.250%	01/01/37	550	508,547
Colorado Hlth. Facs. Auth. Rev., Valley View Assn. Proj.	5.125%	05/15/37	1,240	1,243,435
Colorado Hlth. Facs. Auth. Rev., Valley View Assn. Proj.	5.250%	05/15/42	2,500	2,511,025
E-470 Pub. Hwy. Auth. Rev., Ser. C, AMT, Rfdg.	5.375%	09/01/26	1,000	1,064,570
Plaza Co. Met Dist. 1 Rev., Rfdg.	5.000%	12/01/40	1,000	947,780
Pub. Auth. Energy Nat. Gas Pur. Rev.	6.500%	11/15/38	1,500	1,817,550

				9,597,797

Connecticut 0.7%
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Western Conn. Hlth., Ser. M	5.375%	07/01/41	1,250	1,301,475
Hamden Fac. Rev., Whitney Ctr. Proj., Ser. A	7.750%	01/01/43	1,000	1,018,340
Harbor Point Infrastructure Impt. Dist. Spl. Oblig. Rev., Harbor Point Proj., Ser. A	7.875%	04/01/39	2,000	2,183,260

				4,503,075

Delaware 0.3%
Delaware St. Econ. Dev. Auth. Rev., Newark Chrt. Sch.	5.000%	09/01/42	690	678,629
Delaware St. Hlth. Facs. Auth. Rev., Beebe Med. Ctr. Proj., Ser. A	5.000%	07/01/32	1,375	1,249,999

				1,928,628

District of Columbia 0.9%
Dist. of Columbia, Rev., Assn. Amern. Med. Colleges, Ser. A, Rmkt.	4.000%	10/01/41	750	659,235
Dist. of Columbia, Rev., Friendship Pub. Chrt. Sch.	5.000%	06/01/42	1,500	1,330,140
Dist. of Columbia, Rev., Gallaudet Univ.	5.500%	04/01/34	400	428,356
Dist. of Columbia, Rev., Kipp Chrt. Sch.	6.000%	07/01/43	850	897,490
Dist. of Columbia, Rev., Kipp Chrt. Sch.	6.000%	07/01/48	725	760,010
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, AMT	5.250%	10/01/27	1,500	1,600,725

				5,675,956

Florida 8.4%
Boggy Creek Impt. Dist. Rev., Spl. Assmt., Ser. 2013, Rfdg.	5.125%	05/01/43	3,000	2,643,570
Broward Cnty. FL Arpt. Rev., Ser. A, AMT	5.250%	10/01/43	1,500	1,535,295
Capital Tr. Agcy. Rev., Air Cargo, Aero Miami FX LLC, Sr. Lien, Ser. A, Rfdg.	5.350%	07/01/29	2,375	2,454,373
Citizens Ppty. Ins. Corp., Sr. Sec’d., Coastal, Ser. A-1	5.000%	06/01/19	1,250	1,435,238
Citizens Ppty. Ins. Corp., Sr. Sec’d., High Act Ser. A-1	6.000%	06/01/16	1,500	1,684,590
Citizens Ppty. Ins. Corp., Sr. Sec’d., Ser. A-1	5.000%	06/01/22	1,000	1,133,530
Cityplace CDD Spl. Assmt. Rev., Rfdg.	5.000%	05/01/26	1,000	1,066,740
Collier Cnty. Indl. Dev. Auth. Rev., Arlington of Naples Proj., Ser. A	8.125%	05/15/44	2,000	2,018,320
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	5.625%	04/01/43	500	513,830
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	6.000%	04/01/42	1,000	1,056,170
Florida Dev. Fin. Corp. Edl. Facs. Rev., Bay Area Chrt. Fndtn., Ser. A	7.750%	06/15/42	2,000	2,075,820
Florida Dev. Fin. Corp. Edl. Facs. Rev., Renaissance Chrt. Sch., Ser. A	6.000%	09/15/40	1,750	1,625,173
Greater Orlando Aviation Auth. Orlando Arpt. Fac. Rev., Spl. Purp. - JetBlue Airways Corp. Proj., AMT	5.000%	11/15/36	3,500	2,986,935
Highlands Cmnty. Dev., Spl. Assmt.(b)	5.550%	05/01/36	165	116,709
Hillsborough Cnty. Indl. Dev. Auth. Rev., Hlth. Facs., Univ. Cmnty. Hosp., Ser. B (Prerefunded 08/15/19)(c)	8.000%	08/15/32	1,000	1,349,820
Hillsborough Cnty. Indl. Dev. Auth. Rev., Tampa Electric	5.650%	05/15/18	1,000	1,159,480
Indigo Cmnty. Dev. Dist. Cap. Impvt. Rev.(d)	5.750%	05/01/36	1,860	903,607
Jacksonville Econ. Dev., Gerdau Ameristeel U.S., Inc., AMT	5.300%	05/01/37	3,000	2,766,450
Jacksonville Port Auth. Rev., AMT, Rfdg.	5.000%	11/01/38	500	508,830
Martin Cnty. Indl. Dev. Auth. Rev., Indiantown Cogeneration Proj., Rfdg., AMT	3.950%	12/15/21	1,000	972,500
Martin Cnty. Indl. Dev. Auth. Rev., Indiantown Cogeneration Proj., Rfdg., AMT	4.200%	12/15/25	1,000	920,030
North Sumter Cnty. Util. Dependent Dist., Solid Wste. Rev.	5.000%	10/01/42	2,000	1,913,900
North Sumter Cnty. Util. Dependent Dist., Util. Rev.	5.750%	10/01/43	1,500	1,549,275
Sarasota Cnty. Fla. Pub. Hosp. Dist. Hosp. Rev., Sarasota Mem. Hosp. Proj., Ser. A	5.625%	07/01/39	1,000	1,035,520
Seminole Tribe Rev., Spl. Oblig., Ser. A (original cost $1,013,820; purchased 09/27/07), 144A(e)(f)	5.500%	10/01/24	1,000	1,043,690
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp.	5.250%	10/01/34	1,250	1,291,763
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp. Ser. A	6.250%	04/01/39	1,910	2,048,781
St. Johns Cnty. Indl. Dev. Auth. Rev., Presbyterian Retirement, Ser. A	6.000%	08/01/45	1,000	1,041,410
St. Petersburg Hlth. Facs. Auth. Rev., All Children’s Hosp., Ser. A	6.500%	11/15/39	1,500	1,650,465
Village Cmnty. Dev. Dist. No. 5. Fla. Spl. Assmt. Rev., Phase I, Rfdg.	3.500%	05/01/28	985	883,121

Village Cmnty. Dev. Dist. No. 5. Fla. Spl. Assmt. Rev., Phase I, Rfdg.	4.000%	05/01/33	495	443,277
Village Cmnty. Dev. Dist. No. 8. Fla. Spl. Assmt. Rev., Phase II, Rfdg.	6.125%	05/01/39	2,410	2,469,334
Village Cmnty. Dev. Dist. No. 9. Fla. Spl. Assmt. Rev., Ser. 2011	7.000%	05/01/41	910	1,009,527
Village Cmnty. Dev. Dist. No. 9. Fla. Spl. Assmt. Rev., Ser. 2012, Rfdg.	5.500%	05/01/42	1,925	1,942,479
Village Cmnty. Dev. Dist. No. 10. Fla. Spl. Assmt. Rev.	5.125%	05/01/43	1,165	1,090,487
Village Cmnty. Dev. Dist. No. 10. Fla. Spl. Assmt. Rev.	6.000%	05/01/44	1,000	1,006,230

				51,346,269

Georgia 1.4%
Atlanta Arpt. Rev., Gen., Ser. B, AMT, Rfdg.	5.000%	01/01/30	500	522,555
Burke Cnty. Dev. Auth. Poll. Ctl. Rev., Oglethorpe Pwr. - Vogtle Proj., Ser. B	5.500%	01/01/33	1,000	1,055,330
Clayton Cnty. Dev. Auth. Spl. Facs. Rev., Delta Air Lines, Ser. A	8.750%	06/01/29	2,000	2,361,000
Clayton Cnty. Dev. Auth. Spl. Facs. Rev., Delta Air Lines, Ser. B, AMT	9.000%	06/01/35	1,000	1,058,170
Fulton Cnty. Residential Care Facs. Rev., Canterbury Court Proj., Ser. A	6.125%	02/15/34	1,200	1,179,924
Henry Cnty. Wtr. & Swr. Auth. Rev., AMBAC	6.150%	02/01/20	1,000	1,222,070
Marietta Dev. Auth. Rev., Life Univ.	7.000%	06/15/39	1,000	1,002,860

				8,401,909

Guam 0.2%
Guam Govt., Ser. A, GO	7.000%	11/15/39	1,000	1,054,010
Guam Govt. Wtrwks. Auth., Wtr. & Wastewtr. Sys. Rev.	5.500%	07/01/43	500	503,260

				1,557,270

Hawaii 1.0%
Hawaii Pac. Hlth. Rev., Spl. Purp., Ser. A	5.500%	07/01/40	1,000	1,033,210
Hawaii Pac. Hlth. Rev., Spl. Purp., Ser. B	5.750%	07/01/40	500	525,380
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., 15 Craigside Proj., Ser. A	9.000%	11/15/44	1,000	1,118,850
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., Hawaii Pacific Hlth. Oblig., Ser. A	5.500%	07/01/43	2,500	2,600,475
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., Hawaiian Elec. Co.	6.500%	07/01/39	1,000	1,085,150

				6,363,065

Idaho 0.3%
Idaho Hlth. Facs. Auth. Rev., St. Luke’s Hlth. Sys. Proj., Ser. A	6.750%	11/01/37	1,000	1,102,360
Idaho Hsg. & Fin. Assn. Rev., North Star Chrt. Sch. Proj., Ser. A	9.500%	07/01/39	1,000	650,000

				1,752,360

Illinois 6.2%
Chicago Illinois Proj., Ser. A, GO	5.000%	01/01/40	2,000	1,948,880
Chicago O’Hare Int’l. Arpt. Rev., Gen.-Third Lien, Ser. C	6.500%	01/01/41	1,000	1,139,350
Chicago O’Hare Int’l. Arpt. Rev., Gen.-Third Lien, Ser. C, AMT	5.375%	01/01/39	1,500	1,538,910
Illinois Fin. Auth. Rev., Cent. DuPage Hlth., Ser. B	5.500%	11/01/39	1,500	1,614,645
Illinois Fin. Auth. Rev., Illinois Inst. of Technology, Ser. A	5.000%	04/01/31	2,500	2,224,325
Illinois Fin. Auth. Rev., Illinois Inst. of Technology, Ser. A	5.000%	04/01/36	5,000	4,314,200
Illinois Fin. Auth. Rev., NorthWestern Mem. Hosp., Ser. A	6.000%	08/15/39	1,500	1,690,350
Illinois Fin. Auth. Rev., People’s Gas Light & Coke, Rfdg.	4.000%	02/01/33	1,000	924,530

Illinois Fin. Auth. Rev., Provena Hlth., Ser. A	6.000%	05/01/28	1,500	1,597,740
Illinois Fin. Auth. Rev., Provena Hlth., Ser. A	7.750%	08/15/34	1,000	1,218,920
Illinois Fin. Auth. Rev., Rush Univ. Med. Ctr. Oblig. Grp., Ser. A	7.250%	11/01/38	3,405	4,012,622
Illinois Fin. Auth. Rev., Rush Univ. Med. Ctr., Ser. C	6.625%	11/01/39	1,000	1,115,100
Illinois Fin. Auth. Rev., Silver Cross & Med. Ctrs.	7.000%	08/15/44	3,000	3,287,100
Illinois Fin. Auth. Rev., Student Hsg., Edl. Advancement Fd., Inc., Ser. B, Rfdg.	5.000%	05/01/30	5,000	4,779,800
Illinois Fin. Auth. Rev., Swedish Covenant, Ser. A	6.000%	08/15/38	1,500	1,570,170
Illinois St., GO	5.000%	08/01/25	1,000	1,080,260
Railsplitter Tob. Settlement Auth. Rev.	6.000%	06/01/28	2,250	2,495,700
Southwestern Illinois Dev. Auth. Rev., Mem. Grp. Inc.	7.125%	11/01/30	1,420	1,424,232

				37,976,834

Indiana 1.9%
Indiana St. Fin. Auth. Rev., 21st Century Chrt. Sch. Proj., Ser. A	6.250%	03/01/43	1,500	1,413,960
Indiana St. Fin. Auth. Rev., Drexel Fndtn. Edl. Facs. Proj., Ser. A	7.000%	10/01/39	1,000	1,012,420
Indiana St. Fin. Auth. Rev., Duke Energy Indl., Ser. B	6.000%	08/01/39	1,000	1,101,500
Indiana St. Fin. Auth. Rev., Priv. Activity OH River Bridges E Crossing Proj., AMT	5.250%	01/01/51	2,000	1,924,300
Indianapolis Loc. Pub. Impt. Bd. Bk. Wtrwks. Proj., Ser. A	5.750%	01/01/38	1,000	1,077,370
Rockport, In. Rev., AK Steel Holdings Corp., AMT, Rfdg.	7.000%	06/01/28	1,500	1,184,745
Valparaiso, In. Rev., Pratt Paper LLC Proj., AMT	5.875%	01/01/24	1,000	1,021,420
Valparaiso, In. Rev., Pratt Paper LLC Proj., AMT	7.000%	01/01/44	1,500	1,567,455
Vigo Cnty. Hosp. Auth. Rev., Union Hosp., Inc.	7.750%	09/01/31	1,500	1,659,390

				11,962,560

Iowa 1.4%
Altoona Urban Renewal Tax Rev., Annual Appr.	6.000%	06/01/43	1,000	1,028,260
Ames. Hosp., Mary Greely Med. Ctr. Rev.	5.250%	06/15/36	1,000	1,026,600
Iowa St. Fin. Auth. Rev., Iowa Fertilizer Proj. Co.	5.250%	12/01/25	2,500	2,320,525
Iowa St. Fin. Auth. Rev., Iowa Fertilizer Proj. Co.	5.500%	12/01/22	4,500	4,338,090

				8,713,475

Kansas 0.2%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Hlth.	5.750%	11/15/38	1,000	1,093,890

Kentucky 0.8%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro Med. Hlth. Sys., Ser. A	6.375%	06/01/40	3,500	3,710,665
Owen Cnty. Wtrwks. Sys. Rev., Amern. Wtr. Co. Proj., Ser. A	6.250%	06/01/39	500	535,415
Owen Cnty. Wtrwks. Sys. Rev., Amern. Wtr. Co. Proj., Ser. B	5.625%	09/01/39	500	516,265

				4,762,345

Louisiana 1.5%
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Rev., Westlake Chem. Corp., Ser. A-2	6.500%	11/01/35	1,000	1,086,140
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Rev., Woman’s Hosp. Fndtn., Ser. A	6.000%	10/01/44	2,000	2,147,180
Louisiana Pub. Facs. Auth., Cleco Pwr. LLC Proj. Ser. B Rmkt.	4.250%	12/01/38	1,000	887,050
Louisiana Pub. Facs. Auth. Hosp. Rev., Franciscan Missionaries Hosp.	6.750%	07/01/39	2,000	2,213,080

Louisiana St. Citizens Ppty. Ins., Assmt. Rev., Ser. C, AGC	6.750%		06/01/26	2,000	2,316,260
St. Charles Parish Gulf Zone, Opp. Zone Rev., Valero Energy Corp. (Mandatory put date 06/01/22)	4.000%		12/01/40	500	503,860

					9,153,570

Maine 0.4%
Maine St. Hlth. & Higher Edl. Facs. Auth. Rev., Maine General Med. Ctr.	7.500%		07/01/32	2,000	2,216,420

Maryland 2.2%
Anne Arundel Cnty. Spl. Oblig., Vlg. South Waugh Chapel Proj., Tax Alloc.	6.250%		07/01/40	2,000	2,074,500
Frederick Cnty. Spl. Oblig., Rev., Jefferson Tech. Park Ser. B	7.125%		07/01/43	2,000	2,049,040
Frederick Cnty. Spl. Oblig., Rev., Sub. Urbana Cmnty. Dev. Auth., Ser. B	5.500%		07/01/40	4,860	4,517,273
Maryland Econ. Dev. Corp., Poll. Ctrl. Rev., Potomac Elect. Pwr. Co., Rfdg.	6.200%		09/01/22	1,000	1,179,600
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Charlestown Cmnty., Rfdg.	6.250%		01/01/41	1,500	1,593,120
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Lifebridge Hlth.	6.000%		07/01/41	600	656,196
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Univ. of Maryland Med. Sys., Ser. A	4.000%		07/01/43	2,000	1,679,980

					13,749,709

Massachusetts 1.6%
Massachusetts St. Coll. Bldg., Auth. Rev., Proj. Bonds, Ser. A, Rfdg.	7.500%		05/01/14	625	635,169
Massachusetts St. Dev. Fin. Agcy. Rev., Alliance Hlth., Ser. A	7.100%		07/01/32	3,535	3,532,914
Massachusetts St. Dev. Fin. Agcy. Rev., Linden Ponds, Inc. Fac. Ser. A-1	6.250%		11/15/46	709	562,645
Massachusetts St. Dev. Fin. Agcy. Rev., Linden Ponds, Inc. Fac. Ser. A-2	5.500%		11/15/46	38	26,625
Massachusetts St. Dev. Fin. Agcy. Rev., Linden Ponds, Inc. Fac. Ser. B	13.040%	(g)	11/15/56	187	841
Massachusetts St. Dev. Fin. Agcy. Rev., Tufts Med. Ctr., Ser. I	7.250%		01/01/32	2,000	2,356,220
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., AMT, NATL	5.000%		07/01/32	3,000	3,040,260

					10,154,674

Michigan 3.9%
Detroit Mich. Sewer Disp. Rev., Sr. Lien, Ser. B, Rmkt., AGM	7.500%		07/01/33	1,000	1,065,810
Kent Hosp. Fin. Auth. Rev., Metro Hosp. Proj., Ser. A	6.250%		07/01/40	3,000	3,067,830
Michigan Fin. Auth., Ltd. Oblig. Rev., Pub. Sch. Academy, Old Redford, Ser. A	6.500%		12/01/40	745	689,125
Michigan Pub. Edl. Facs. Auth. Rev., Ltd. Oblig.-Black River Sch., Rfdg.	5.800%		09/01/30	1,250	1,121,013
Michigan St. Bldg. Auth. Rev., Facs. Prog., Ser. I-A, Rfdg.	5.375%		10/15/41	750	802,358
Michigan St. Hosp. Fin. Auth. Rev., Henry Ford Hlth.	5.750%		11/15/39	1,000	1,030,120
Michigan St. Hosp. Fin. Auth. Rev., McLaren Healthcare Corp.	5.750%		05/15/38	1,500	1,649,025
Michigan Strategic Fund Rev., Detroit Ed., Rmkt., Rfdg.	5.625%		07/01/20	1,000	1,182,900
Oakland Cnty. Econ. Dev. Corp. Oblg. Rev., Roman Catholic Archdiocese Detroit, Rfdg.	6.500%		12/01/20	2,000	2,090,460

Royal Oak Hosp. Fin. Auth. Hosp. Rev., William Beaumont Hosp.	8.250%	09/01/39	2,150	2,612,078
Royal Oak Hosp. Fin. Auth. Hosp. Rev., William Beaumont Hosp., Ser. W	6.000%	08/01/39	1,000	1,061,370
Star Intl. Academy, Pub. Sch. Academy, Rfdg.	5.000%	03/01/33	2,000	1,816,680
Summit Academy Rev., Rfdg., North Pub. Sch., Academy	5.500%	11/01/30	1,500	1,250,130
Summit Academy Rev., Rfdg., Pub. Sch., Academy	6.250%	11/01/25	2,060	2,039,524
Wayne Charter Cnty. Bldg. Impt., Ser. A, GO	6.750%	11/01/39	950	1,019,246
Wayne Cnty. Arpt. Auth. Rev., Detroit Met. Arpt., Ser. D, AMT, Rfdg.	5.000%	12/01/28	1,500	1,528,875

				24,026,544

Minnesota 0.3%
St. Paul Hsg. & Redev. Auth., Hosp. Rev., Hlth. East Proj.	6.000%	11/15/35	1,000	1,019,220
St. Paul Port Auth. Sol. Wste. Disp. Rev., Gerdau St. Paul Steel Mill Proj., Ser. 7	4.500%	10/01/37	1,000	788,280

				1,807,500

Mississippi 0.2%
Warren Cnty. Gulf Opp. Zone, Intl. Paper Proj., Ser. A	6.500%	09/01/32	1,000	1,095,820

Missouri 0.9%
Manchester Tax Increment & Transn. Rev., Hwy. 141, Manchester Rd. Proj., Rfdg.	6.875%	11/01/39	1,500	1,543,125
Missouri St. Hlth. & Ed. Facs. Auth. Rev., Lutheran Senior Services	6.000%	02/01/41	1,000	1,051,830
Poplar Bluff Regl. Transn. Dist. Transn. Sales Tax Rev.	4.750%	12/01/42	2,100	1,938,888
St. Louis Cnty. Indl. Dev. Auth. Rev., Friendship Village Sunset Hills, Ser. A	5.875%	09/01/43	1,000	1,026,090

				5,559,933

Nevada 0.3%
Clark Cnty. Impt. Dist. Spl. Impvt., Dist. No. 142, Mountains Edge Loc. Impvt., Rfdg.	4.000%	08/01/23	1,735	1,628,957

New Jersey 9.6%
Burlington Cnty. Bridge Commn. Econ. Dev. Rev., The Evergreens Proj.	5.625%	01/01/38	1,000	881,290
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., Proj., AMT	4.875%	09/15/19	3,965	3,905,684
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., Proj., AMT	5.125%	09/15/23	5,000	4,861,050
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., Proj., AMT	5.750%	09/15/27	1,000	975,970
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., Proj., Rmkt., AMT	5.500%	06/01/33	2,000	1,888,480
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., Proj., Spec. Facs. AMT	5.250%	09/15/29	5,000	4,812,500
New Jersey Econ. Dev. Auth. Rev., GMT Realty LLC, Ser. B, AMT, Rfdg.	6.875%	01/01/37	3,000	2,957,250
New Jersey Econ. Dev. Auth. Rev., Goethals Bridge, AMT	5.375%	01/01/43	1,390	1,398,966
New Jersey Econ. Dev. Auth. Rev., Team Academy Chrt. Sch. Proj.	6.000%	10/01/43	1,700	1,709,741
New Jersey Econ. Dev. Auth. Rev., Umm Energy Partners, Ser. A, AMT	5.000%	06/15/37	1,500	1,394,460
New Jersey Econ. Dev. Auth. Rev., Umm Energy Partners, Ser. A, Proj., AMT	5.125%	06/15/43	1,100	1,019,095

New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp.	6.000%		07/01/41	500	568,765
New Jersey Healthcare Facs. Fin. Auth. Rev., Barnabas Hlth., Ser. A, Rfdg.	5.625%		07/01/37	1,000	1,042,690
New Jersey Healthcare Facs. Fin. Auth. Rev., St. Josephs Healthcare Sys.	6.625%		07/01/38	3,000	3,051,870
New Jersey Healthcare Facs. Fin. Auth. Rev., Virtua Hlth.	5.750%		07/01/33	2,000	2,142,720
New Jersey St. Edl. Facs. Auth. Univ. Med. & Dentistry, Ser. B, Rfdg. (Prerefunded 06/01/19)(c)	7.500%		12/01/32	1,000	1,314,810
New Jersey St. Tpke. Auth. Tpke. Rev., Growth & Income Secs., Ser. B, AMBAC, CABS (Converts to 5.150% on 01/01/15)	4.770%	(g)	01/01/35	4,000	3,858,280
New Jersey St. Transn. Tr. Fd. Sys. Auth., Trans. Sys., Ser. A	5.875%		12/15/38	2,000	2,247,400
Tob. Settlement Fin. Corp., NJ Rev., Rfdg., Ser. 1A	4.500%		06/01/23	6,825	6,402,669
Tob. Settlement Fin. Corp., NJ Rev., Rfdg., Ser. 1A	4.625%		06/01/26	8,000	6,911,680
Tob. Settlement Fin. Corp., NJ Rev., Rfdg., Ser. 1A	4.750%		06/01/34	3,000	2,205,060
Tob. Settlement Fin. Corp., NJ Rev., Rfdg., Ser. 1A	5.000%		06/01/41	4,355	3,203,277

					58,753,707

New Mexico 0.1%
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge., Ser. E, AMT, GNMA, FNMA, FHLMC	5.500%		07/01/35	560	583,458

New York 3.1%
Brooklyn Arena Local Dev. Corp., Barclays Ctr. Proj.	6.375%		07/15/43	1,250	1,338,875
Build NYC Resource Corp. Rev., Bronx Chrt. Sch. For Excellence Proj., Ser. A	5.500%		04/01/43	1,000	978,590
Build NYC Resource Corp. Rev., S. Bronx Chrt. Sch. For Intl., Ser. A	5.000%		04/15/43	1,000	719,000
Erie Cnty. Tob. Asset Securitization Corp. Cap. Apprec., Asset Bkd.-1st Sub., Ser. B, CABS	10.640%	(g)	06/01/47	5,000	157,600
Erie Cnty. Tob. Asset Securitization Corp. Cap. Apprec., Asset Bkd.-2nd Sub., Ser. C, CABS	10.900%	(g)	06/01/50	4,000	84,440
Long Island Pwr. Auth. Elec. Sys. Rev., Ser. A	6.000%		05/01/33	1,500	1,703,505
New York City Indl. Dev. Agcy. Rev., Spl. Fac., American Airlines, JFK Int’l. Arpt., AMT, AMR Corp.	7.500%		08/01/16	1,000	1,062,440
New York City Indl. Dev. Agcy. Rev., Spl. Fac., American Airlines, JFK Int’l. Arpt., AMT, AMR Corp.	7.750%		08/01/31	2,000	2,194,620
New York City Indl. Dev. Agcy. Rev., Spl. Fac., Terminal One Group Assn. Proj., AMT	5.500%		01/01/24	2,450	2,622,872
New York Liberty Dev. Corp. Rev., 4 World Trade Center Proj., Rfdg.	5.750%		11/15/51	1,750	1,887,480
New York Liberty Dev. Corp. Rev., 7 World Trade Center Class 1	5.000%		09/15/40	1,000	1,063,020
New York St. Dorm. Auth. Rev., Nonst. Supported Debt, NYU Hosp. Ctr., Ser. A	6.000%		07/01/40	1,000	1,085,650
Onondaga Civic Dev. Corp., St. Joseph Hosp. Hlth. Ctr., Ser. 2012	5.000%		07/01/42	1,000	834,740
Port Auth. of NY & NJ Spl. Oblig. Rev., JFK Int’l. Air Terminal	5.000%		12/01/20	500	546,800
Port Auth. of NY & NJ Spl. Oblig. Rev., JFK Int’l. Air Terminal	6.000%		12/01/42	2,500	2,706,100

					18,985,732

North Carolina 0.3%
North Carolina Eastn. Mun. Pwr. Agcy. Pwr. Sys. Rev., Ser. C	6.750%		01/01/24	1,000	1,170,330

North Carolina Med. Care Commn. Ret. Facs. Rev., First Mtg. Galloway Ridge Proj., Ser. A	6.000%	01/01/39	750	747,075

				1,917,405

Ohio 3.7%
Buckeye Tob. Settlement Fin. Auth., Asset Bkd. Sr. Turbo, Ser. A-2	5.125%	06/01/24	6,450	5,417,936
Buckeye Tob. Settlement Fin. Auth., Asset Bkd. Sr. Turbo, Ser. A-2	5.375%	06/01/24	2,995	2,589,207
Buckeye Tob. Settlement Fin. Auth., Asset Bkd. Sr. Turbo, Ser. A-2	5.875%	06/01/30	6,500	5,216,315
Buckeye Tob. Settlement Fin. Auth., Asset Bkd. Sr. Turbo, Ser. A-2	6.500%	06/01/47	1,750	1,489,880
Cleveland Arpt. Sys. Rev., Ser. A, Rfdg.	5.000%	01/01/31	1,000	1,018,280
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	5.000%	06/01/42	1,250	1,240,550
Hancock Cnty. Hosp. Facs. Rev., Blanchard Valley Hlth. Ctr., Ser. A	6.250%	12/01/34	600	657,468
Lucas Cnty. Hosp. Rev., Rfdg., Promedica Healthcare, Ser. A	6.000%	11/15/41	750	835,680
Lucas Cnty. Hosp. Rev., Rfdg., Promedica Healthcare, Ser. A	6.500%	11/15/37	875	1,014,379
Middleburg Heights Hosp. Rev., Facs. Southwest Gen., Ser. 2011, Rfdg.	5.250%	08/01/41	1,200	1,220,820
Ohio Air Quality Dev. Auth. Rev., Poll. FirstEnergy Generation, Ser. C	5.625%	06/01/18	500	553,155
Ohio St. Wtr. Dev. Auth. Rev., FirstEnergy Generation, Ser. A (Mandatory put date 06/01/16)	5.875%	06/01/33	500	543,935
Southeastern Ohio Port Auth. Rev., Impt., Mem. Hlth. Sys., Rfdg.	6.000%	12/01/42	1,000	932,680

				22,730,285

Oklahoma 1.1%
Oklahoma Cnty. Fin. Auth. Rev., Epworth Villa Proj., Ser. A	5.125%	04/01/42	1,750	1,638,858
Oklahoma St. Dev., Fin. Auth. Rev., St. Johns Hlth. Sys., Rfdg.	5.000%	02/15/42	1,500	1,517,790
Tulsa Cnty. Indl. Auth. Sr. Living Cmnty. Rev., Montereau, Inc. Proj., Ser A	7.125%	11/01/30	1,000	1,067,440
Tulsa Mun. Arpt. Tr. Trustees Gen. Rev., American Airlines, Ser. A, AMT	5.500%	06/01/35	3,000	2,848,200

				7,072,288

Oregon 0.2%
Salem Hosp. Facs. Auth. Rev., Capital Manor, Inc., Rfdg.	6.000%	05/15/42	1,000	1,005,720

Pennsylvania 4.7%
Butler Cnty. Hosp. Auth. Rev., Butler Hlth. Sys. Proj.	7.250%	07/01/39	1,000	1,135,470
Central Bradford Progress Auth. Rev., Guthrie Healthcare Sys., Rfdg.	5.375%	12/01/41	2,700	2,816,289
Cumberland Cnty. Mun. Auth., Rev., Asbury PA Oblig. Grp.	6.125%	01/01/45	2,000	2,011,920
Cumberland Cnty. Mun. Auth., Rev., Asbury PA Oblig. Grp., Rfdg.	5.250%	01/01/41	1,000	888,850
Cumberland Cnty. Mun. Auth., Rev., Diakon Lutheran	6.375%	01/01/39	1,000	1,061,460
Fulton Cnty. Indl. Dev. Auth. Hosp. Rev., Med. Ctr. Proj.	5.900%	07/01/40	1,000	960,690
Geisinger Auth. Hlth. Sys., Ser. A-1	5.125%	06/01/41	1,450	1,499,576
Lehigh Cnty. Gen. Purp. Auth. Rev., Bible Fellowship Church Homes Inc. Proj.	5.250%	07/01/42	1,500	1,265,940

Northampton Cnty. Gen. Purp. Auth. Hosp. Rev., St. Luke’s Hosp. Proj., Ser. A	5.500%		08/15/35	1,000	1,016,810
Northampton Cnty. Indl. Dev. Auth. Rev., Morningstar Senior Living	5.000%		07/01/36	1,000	886,570
Pennsylvania Econ. Dev. Fin. Auth., Res. Recov., Colver Proj. Ser. F, AMBAC, AMT, Rfdg.	4.625%		12/01/18	4,500	4,556,250
Pennsylvania Econ. Dev. Fin. Auth., Res. Recov., Colver Proj. Ser. G, AMT, Rfdg.	5.125%		12/01/15	600	598,176
Pennsylvania Econ. Dev. Fin. Auth., Sew. Sludge Disp. Rev., Philadelphia Biosolids Fac.	6.250%		01/01/32	750	755,138
Pennsylvania Econ. Dev. Fin. Auth., US Airways Grp., Ser. B, Gty. Agmt.	8.000%		05/01/29	490	547,134
Philadelphia Arpt. Rev., Ser. A, AMT, Rfdg.	5.000%		06/15/27	2,500	2,587,975
Philadelphia Auth. for Indl. Dev. Rev., Mariana Bracetti Academy	7.625%		12/15/41	2,000	2,082,700
Philadelphia Auth. for Indl. Dev. Rev., New Fndtn. Chrt. Sch. Proj.	6.625%		12/15/41	1,000	1,015,120
Philadelphia, PA, GO, Ser. B, AGM (Prerefunded 07/15/16)(c)	7.125%		07/15/38	1,500	1,745,625
Susquehanna Area Regional Arpt. Auth., AMT, Ser. A	6.500%		01/01/38	1,500	1,616,040

					29,047,733

Puerto Rico 2.8%
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	5.750%		07/01/37	1,350	939,249
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	6.000%		07/01/47	1,125	778,298
Puerto Rico Comnwlth., Govt. Dev. Bank Sr. Notes., Ser. C, AMT	5.250%		01/01/15	2,000	1,854,120
Puerto Rico Comnwlth., Hwy. & Transn. Auth. Rev., Ser. CC	5.500%		07/01/28	2,500	1,791,275
Puerto Rico Comnwlth., Pub. Impt., Ser. A, GO, Rfdg.	5.500%		07/01/39	2,000	1,363,720
Puerto Rico Comnwlth., Pub. Impt., Ser. C, GO, Rfdg.	6.000%		07/01/39	800	570,816
Puerto Rico Elec. Pwr. Auth. Rev., Rfdg., Ser. A	6.750%		07/01/36	2,000	1,396,020
Puerto Rico Elec. Pwr. Auth. Rev., Ser. XX	5.250%		07/01/40	2,000	1,145,420
Puerto Rico Pub. Bldgs. Auth. Rev., Govt. Facs., Ser. P	6.750%		07/01/36	750	575,640
Puerto Rico Pub. Bldgs. Auth. Rev., Gtd. Govt. Facs., Ser. M, Rfdg.	6.000%		07/01/20	2,500	1,944,650
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Cap. Apprec., Ser. A	8.500%	(g)	08/01/33	5,000	986,300
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	5.375%		08/01/39	1,500	1,047,390
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	5.750%		08/01/37	1,000	738,220
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	6.000%		08/01/42	2,150	1,618,456
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A-1	5.000%		08/01/43	750	500,835

					17,250,409

Rhode Island 0.4%
Rhode Island St. Hlth. & Edl. Bldg. Corp. Rev., Hosp. Fing., Lifespan Oblig., Ser. A	7.000%		05/15/39	2,000	2,177,880

South Carolina 0.1%
South Carolina St. Pub. Srv. Auth., Rev., Ser. E	5.000%		12/01/48	750	768,698

South Dakota 0.3%
South Dakota St. Hlth. & Edl. Facs. Auth. Avera Hlth., Ser. A	5.000%		07/01/42	1,655	1,679,511

Tennessee 2.2%
Chattanooga Hlth. Edl. & Hsg. Facs. Brd., Catholic Hlth. Ser. A	5.250%		01/01/45	2,000	2,044,200
Johnson City Hlth. & Edl Facs. Brd. Hosp. Rev., Mountain States Hlth., First Mtge., Ser. A	6.000%		07/01/38	1,000	1,080,440
Johnson City Hlth. & Edl Facs. Brd. Hosp. Rev., Mountain States Hlth. Alliance, Ser. A, NATL, ETM, Rfdg.(c)	6.750%		07/01/17	2,000	2,311,480
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs. Rev., Covenant Hlth. Ser. A, CABS	5.990%	(g)	01/01/35	1,000	291,110
Metropolitan Govt. Nashville & Davidson Cnty. Hlth. & Edl. Facs. Brd., Impt. Blakeford at Green Hills, Rfdg.	5.000%		07/01/37	850	788,052
Rutherford Cnty. Hlth. & Edl. Facs., First Mtge. Rev., Group Homes, Inc.	9.500%		12/01/19	3,600	3,614,112
Shelby Cnty. Hlth. Edl. & Hsg. Facs. Brd. Facs. Rev., Germantown Village, Rfdg.	5.250%		12/01/42	1,000	860,520
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000%		02/01/22	1,000	1,106,820
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000%		02/01/25	1,500	1,600,755

					13,697,489

Texas 11.4%
Austin Convention Enterprises, Inc. Convention Ctr. Rfdg., Second Tier, Ser. B	5.750%		01/01/24	3,405	3,454,441
Austin Convention Enterprises, Inc. Convention Ctr. Rfdg., Second Tier, Ser. B	5.750%		01/01/34	1,000	981,930
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC, AMT, Rfdg., Rmkt.	5.400%		05/01/29	2,000	55,000
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC, Elec. Rmkt., AMT, Rfdg., Ser. A	8.250%		10/01/30	3,000	93,750
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. D (Mandatory put date 10/01/14)	5.400%		10/01/29	1,000	32,500
Capital Area Cultural Ed. Facs. Fin. Corp. Rev., Roman Catholic Diocese, Ser. B, Rmkt.	6.125%		04/01/45	2,000	2,143,160
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien	5.750%		01/01/25	1,000	1,069,340
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien	6.000%		01/01/41	2,000	2,091,260
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien, Ser. A, Rfdg.	5.000%		01/01/43	500	482,210
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	5.000%		08/15/42	1,000	928,390
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	5.750%		08/15/41	1,000	1,017,080
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	6.000%		08/15/43	1,000	1,053,390
Clifton Higher Ed. Fin. Corp. Rev., Tejano Cmnty. Ctr., Ser. A	9.000%		02/15/38	2,000	2,038,900
Clifton Higher Ed. Fin. Corp. Rev., Uplift Ed., Ser. A	6.125%		12/01/40	3,000	3,169,980
Decatur Hosp. Auth. Rev., Wise Reg. Hlth. Sys., Ser. A	7.125%		09/01/34	3,000	3,060,210
Grand Parkway Transn. Corp., 1st Tier Toll Rev., Ser. A	5.125%		10/01/43	2,000	2,008,180
Harris Cnty. Indl. Dev. Corp., Solid Wste. Disp. Rev., Deer Park Refining Proj., Rmkt.	5.000%		02/01/23	750	804,315
Houston Arpt. Sys. Rev., Rfdg., Spl. Facs. Cont. Airlines, Inc., AMT	6.625%		07/15/38	1,500	1,551,090
Houston Arpt. Sys. Rev., Rfdg., Spl. Facs. Cont. Airlines, Inc., Sub. Lien, Ser. A, AMT	5.000%		07/01/25	250	269,480
Houston Arpt. Sys. Rev., Rfdg., Spl. Facs. Cont. Airlines, Inc., Sub. Lien, Ser. A, AMT	5.000%		07/01/32	1,000	1,024,110
Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc. Ser. A	5.000%		02/15/42	1,250	1,161,150

Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc. Ser. A	6.500%		05/15/31	1,000	1,110,570
La Vernia Higher Ed. Fin. Corp. Ed. Rev., Kipp, Inc., Ser. A	6.375%		08/15/44	1,000	1,073,270
La Vernia Higher Ed. Fin. Corp. Ed. Rev., Lifeschools of Dallas, Ser. A	7.500%		08/15/41	2,000	2,171,840
Lower Colorado Riv. Auth. Rev., Rfdg. & Impt., Ser. A, Unrefunded Balance	7.250%		05/15/37	95	101,317
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., AEP Tex Central Co. Proj., Rfdg., Ser. B-1	4.000%		06/01/30	1,000	909,030
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., AEP Tex Central Co. Proj., Rfdg., Ser. B-2	4.000%		06/01/30	1,800	1,630,548
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., Bonds, Cent. Pwr. & Lt. Co. Proj., Ser. A, Rmkt.	6.300%		11/01/29	1,000	1,119,310
North Tex. Edu. Fin. Corp., Uplift Edu., Ser. A	5.250%		12/01/47	1,000	947,070
North Tex. Twy. Auth. Rev., First Tier, Ser. A	6.250%		01/01/39	1,500	1,672,590
North Tex. Twy. Auth. Rev., First Tier, Ser. A, Rfdg.	5.750%		01/01/40	3,500	3,789,765
North Tex. Twy. Auth. Rev., First Tier, Sys., Rfdg.	6.000%		01/01/38	2,000	2,200,220
North Tex. Twy. Auth. Rev., Second Tier, Ser. F, Rfdg.	5.750%		01/01/38	2,500	2,644,975
Pharr Higher Ed. Fin. Auth. Ed. Rev., Idea Pub. Sch., Ser. A	6.500%		08/15/39	1,000	1,070,270
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B	6.150%		08/01/22	1,000	27,500
San Juan Higher Ed. Fin. Auth. Rev., Idea Pub. Schs., Ser. A	6.700%		08/15/40	1,000	1,092,050
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp., Hosp. Rev., Mirador Proj. Ret. Fac., Temps. 75, Ser. B-1	7.250%		11/15/16	955	957,187
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp., Hosp. Rev., Stayton At Museum Way Sr. Living Ctr. Proj. Temps., Ser. C-1	7.500%		11/15/16	520	518,497
Texas Mun. Gas Acq. & Supply Corp., Gas Supply Rev., Corp. I, Sr. Lien, Ser. A	5.250%		12/15/26	4,100	4,435,290
Texas Mun. Gas Acq. & Supply Corp., Gas Supply Rev., Corp. I, Sr. Lien, Ser. B	0.863%	(a)	12/15/26	1,500	1,238,865
Texas Mun. Gas Acq. & Supply Corp., Gas Supply Rev., Corp. III	5.000%		12/15/32	1,000	1,002,780
Texas Mun. Pwr. Agcy. Rev., NATL, ETM, CABS, Rfdg.(c)	0.380%	(g)	09/01/15	50	49,703
Texas Priv. Activity Surface Transn. Corp., Sr. Lien, LBJ Infrastructure	7.000%		06/30/40	4,670	5,159,509
Texas Priv. Activity Surface Transn. Corp., Sr. Lien, NTE Mobility Partners	6.750%		06/30/43	500	535,655
Texas Priv. Activity Surface Transn. Corp., Sr. Lien, NTE Mobility Partners	6.875%		12/31/39	2,000	2,182,980
Texas Priv. Activity Surface Transn. Corp., Sr. Lien, NTE Mobility Partners	7.000%		12/31/38	1,500	1,628,520
Texas St. Pub. Fin. Auth. Chrt. Sch. Fin. Corp. Rev., Ed. Cosmos Fndtn., Ser. A	5.375%		02/15/37	1,000	991,500
Texas St. Pub. Fin. Auth. Chrt. Sch. Fin. Corp. Rev., Ed. Cosmos Fndtn., Ser. A	6.200%		02/15/40	1,000	1,065,080

					69,815,757

Vermont 0.2%
Vermont Econ. Dev. Auth. Mtge. Rev., Wake Robin Corp. Proj.	5.400%		05/01/33	1,100	1,023,242

Virgin Islands 0.1%
Virgin Islands Pub. Fin. Auth. Rev., Matching Fd. Ln. Diageo, Ser. A	6.750%		10/01/37	750	820,268

Virginia 2.6%
City of Chesapeake Expressway Toll Road Rev., Transn. Sys., Sr. Ser. B, CABS, Rfdg.	6.190%	(g)	07/15/40	1,000	484,890
Mosaic District Cmnty. Dev. Auth. Rev., Ser. A	6.875%		03/01/36	1,250	1,388,280
Norfolk Redev. & Hsg. Auth. Multi-Fam. Rental Hsg. Fac. Rev., Sussex Apts., AMT	8.000%		09/01/26	4,465	4,447,051
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Elizabeth River Crossings OpCo LLC Proj., AMT	5.250%		01/01/32	2,055	2,054,897
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Elizabeth River Crossings OpCo LLC Proj., AMT	5.500%		01/01/42	3,000	2,995,590
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Express Lanes LLC Proj., AMT	5.000%		01/01/40	4,780	4,383,929

					15,754,637

Washington 2.0%
Port of Seattle Indl. Dev. Corp., Spl. Facs., Delta Airlines, AMT, Rfdg.	5.000%		04/01/30	1,000	898,300
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev., Ser. A	5.000%		12/01/37	3,000	2,886,630
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev., Skagit Valley Hosp.	5.375%		12/01/22	1,190	1,224,451
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev., Skagit Valley Hosp.	5.750%		12/01/35	625	647,781
Tob. Settlement Auth. Wash. Rev., Rfdg.	5.250%		06/01/32	1,160	1,209,346
Washington St. Healthcare Facs. Auth. Rev., Kadlec Regl. Med. Ctr.	5.000%		12/01/42	1,000	894,930
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr.	5.500%		07/01/30	1,115	1,181,599
Washington St. Healthcare Facs. Auth. Rev., Seattle Children’s Hosp.	5.625%		10/01/38	1,250	1,388,400
Washington St. Hsg. Fin. Comm. Rev., Rockwood Retmnt. Cmnty. Proj., Ser. A	7.375%		01/01/44	2,000	1,988,460

					12,319,897

Wisconsin 1.0%
Pub. Fin. Auth. Arpt. Facs. Rev., Sr. Oblig. Grp., AMT, Rfdg.	5.000%		07/01/42	1,500	1,252,635
Pub. Fin. Auth. Arpt. Facs. Rev., Sr. Oblig. Grp., AMT, Rfdg.	5.250%		07/01/28	1,000	951,210
Pub. Fin. Auth. Chrt. Sch. Rev., Voyager Fndtn., Inc. Proj., Ser. A	6.200%		10/01/42	1,000	924,630
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Eastcastle Place, Inc. Proj.	6.125%		12/01/34	1,000	694,600
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Three Pillars Sr. Living, Ser. A	5.000%		08/15/43	2,200	2,173,182

					5,996,257

Wyoming 0.1%
Campbell Cnty. Solid Wste. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	5.750%		07/15/39	500	545,820

TOTAL LONG-TERM INVESTMENTS (cost $607,094,709)					601,332,480

SHORT-TERM INVESTMENT 1.2%

Alaska
Valdez Marine Term. Rev., Exxon Pipeline Proj., Rfdg., FRDD (Mandatory put date 02/07/14) (cost $7,000,000)	0.040%	(a)	10/01/25	7,000	7,000,000

TOTAL INVESTMENTS 99.1% (cost $614,094,709)(h)					608,332,480

Other assets in excess of liabilities(i) 0.9%					5,679,281

NET ASSETS 100.0%					$614,011,761

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
CABS	Capital Appreciation Bonds
CDD	Community Development District
COP	Certificates of Participation
ETM	Escrowed to Maturity
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRDD	Floating Rate Daily Demand Note
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	National Public Finance Guaranty Corp.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2014.
(b)	Represents issuer in default on interest payments and/or principal repayment; the security is income producing.
(c)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and/or U.S. guaranteed obligations.
(d)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(e)	Indicates a security or securities that have been deemed illiquid.
(f)	Indicates a restricted security; the original cost of the restricted security is $1,013,820. The value, $1,043,690, is approximately 0.2% of net assets.
(g)	Represents a zero coupon or step bond. Rate quoted represents effective yield at January 31, 2014.
(h)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$611,148,716

Appreciation	27,775,656
Depreciation	(30,591,892)

Net Unrealized Depreciation	$(2,816,236)

The book basis may differ from tax basis due to certain tax related adjustments.

(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at January 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2014	Unrealized Depreciation(1)(2)
	Short Positions:
14	10 Year U.S. Treasury Notes	Mar. 2014	$1,753,780	$1,760,500	$(6,720)
101	U.S. Long Bond	Mar. 2014	13,162,251	13,492,969	(330,718)

					$(337,438)

(1) Cash of $423,100 has been segregated to cover requirement for open futures contracts as of January 31, 2014.

(2) The amount represents fair value derivative instruments subject to interest rate contracts risk exposure as of January 31, 2014.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$608,332,480	$—
Other Financial Instruments*
Futures Contracts	(337,438)	—	—

Total	$(337,438)	$608,332,480	$—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

Notes to Schedules of Investments (Unaudited)

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

The Fund may invest in variable rate securities including securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 4

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund
Date March 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date March 21, 2014

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 21, 2014

*	Print the name and title of each signing officer under his or her signature.